RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Research And Development Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 216	$ 1,506
General And Administrative Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 61